Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenue	$ 12,984	$ 13,179	$ 13,994
Cost of sales	(8,448)	(7,501)	(7,519)
Gross profit	4,536	5,678	6,475
Other income	948	624	322
Other expenses	(1,452)	(1,788)	(1,573)
Impairment losses	(143)	0	(1,917)
Profit before tax and net finance costs	3,889	4,514	3,307
Finance income	259	220	273
Finance costs	(299)	(365)	(307)
Profit before tax	3,849	4,369	3,273
Petroleum resource rent tax (PRRT) (expense)/benefit	(349)	91	(898)
Income tax expense	(763)	(814)	(653)
Profit after tax	2,737	3,646	1,722
Profit attributable to:
Equity holders of the parent	2,718	3,573	1,660
Non-controlling interest	19	73	62
Profit after tax	$ 2,737	$ 3,646	$ 1,722
Basic earnings per share attributable to equity holders of the parent (USD per share)	$ 1.434	$ 1.885	$ 0.875
Diluted earnings per share attributable to equity holders of the parent (USD per share)	$ 1.420	$ 1.869	$ 0.869